DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 18, 2022	May 31, 2023	Nov. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Transaction costs		$ 5,724,785	$ 5,724,785
Underwriting fees		1,150,000	1,150,000
Deferred underwriting fees		4,025,000	4,025,000
Offering costs		549,785	549,785
Cash		32,484	360,530
Working capital deficit		509,903	356,962
Cash held out side of trust account		4,157,876	1,485,342
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	11,500,000
Sale of units in initial public offering aggregate amount	$ 115,000,000
Sale of units per share	$ 10.00
Proceeds from Initial Public Offering		$ 117,300,000	$ 117,300,000
Share Price		$ 10.20	$ 10.20
Dissolution expenses		$ 100,000	$ 100,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	5,000,000
Sale of units in initial public offering aggregate amount	$ 5,000,000
Sale of units per share	$ 1.00